Finance debt - Non-current finance debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Bonds	Dec. 31, 2016 USD ($)
Disclosure of financial liabilities [line items]
Finance lease liabilities	$ 478	$ 507
Total other borrowings	567	592
Total finance debt	27,090	30,556
Less current portion	2,908	2,557
Long-term Borrowings	24,183	27,999
Buy back of bonds	$ 2,250
Buy-back of number of bonds | Bonds	2
Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Finance lease liabilities	$ 496	526
Total other borrowings	614	645
Total finance debt	29,938	33,072
Less current portion	2,924	2,584
Long-term Borrowings	27,014	30,488
Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds	26,524	29,964
Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds	29,325	32,427
Unsecured bond, 42 bond agreement [member]
Disclosure of financial liabilities [line items]
Bonds	26,158
United States Dollar (USD) [Member] | Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds	14,953	19,712
Bonds swapped	8,347
United States Dollar (USD) [Member] | Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds	$ 16,106	$ 20,681
United States Dollar (USD) [Member] | Unsecured Bonds [Member] | Weighted average [member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	3.73%	3.54%
Euro (EUR) [Member] | Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 9,347	$ 8,211
Bonds not swapped	3,224
Euro (EUR) [Member] | Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds	$ 10,057	$ 8,884
Euro (EUR) [Member] | Unsecured Bonds [Member] | Weighted average [member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	2.10%	2.10%
Great Britain Pound (GBP) [Member] | Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 1,859	$ 1,693
Great Britain Pound (GBP) [Member] | Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds	$ 2,734	$ 2,475
Great Britain Pound (GBP) [Member] | Unsecured Bonds [Member] | Weighted average [member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	6.08%	6.08%
Norwegian kroner (NOK) [Member] | Unsecured Bonds [Member]
Disclosure of financial liabilities [line items]
Bonds	$ 366	$ 348
Norwegian kroner (NOK) [Member] | Unsecured Bonds [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Bonds	$ 427	$ 386
Norwegian kroner (NOK) [Member] | Unsecured Bonds [Member] | Weighted average [member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.18%	4.18%
Japanese yen (JPY) [Member] | Unsecured loans [Member]
Disclosure of financial liabilities [line items]
Loans	$ 89	$ 85
Japanese yen (JPY) [Member] | Unsecured loans [Member] | Fair value based on level 2 inputs [member]
Disclosure of financial liabilities [line items]
Loans	$ 118	$ 119
Japanese yen (JPY) [Member] | Unsecured loans [Member] | Weighted average [member]
Disclosure of financial liabilities [line items]
Weighted average interest rates	4.30%	4.30%